Lease - Schedule of future lease payments under operating leases (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
2025	¥ 5,013	$ 687
2026	4,156	569
2027	3,784	518
2028	4,033	553
2029	2,270	311
Total future lease payments	19,256	2,638
Less: Imputed interest	1,419	194
Total lease liability balance	¥ 17,837	$ 2,444